Pemberwick Fund
Schedule of Investments
June 30, 2021
	Par
	Value	Value
CORPORATE BONDS AND NOTES - 84.4%
Communications - 3.0%
AT&T, Inc.
1.134% (3 Month LIBOR USD + 0.950%), 07/31/2021 (a)	5,000,000	5,001,777
Cisco Systems, Inc.
3.000%, 05/15/2024	105,000	107,874
Comcast Corp.
3.375%, 08/02/2021	100,000	109,124
3.700%, 06/01/2022	250,000	271,226
3.600%, 06/15/2022	100,000	108,084
0.814% (3 Month LIBOR USD + 0.630%), 08/01/2022 (a)	2,000,000	2,026,355
9.455%, 11/16/2022	385,000	433,291
3.375%, 02/15/2025	200,000	217,094
3.950%, 08/15/2025	125,000	140,137
		8,414,962

Consumer, Cyclical - 1.0%
American Honda Finance Corp.
3.550%, 03/03/2022	250,000	269,072
2.150%, 05/08/2022	250,000	261,352
3.375%, 05/15/2022	400,000	405,644
3.625%, 01/15/2023	200,000	214,381
2.200%, 01/12/2024	400,000	407,737
2.600%, 02/09/2024	50,000	51,631
PACCAR Financial Corp.
3.400%, 08/09/2023	60,000	63,749
2.850%, 03/01/2025	400,000	407,232
Toyota Motor Credit Corp.
3.400%, 07/14/2021	130,000	130,852
2.900%, 01/30/2022	250,000	265,532
2.600%, 01/17/2023	300,000	303,759
2.150%, 04/27/2026	30,000	30,691
		2,780,941

Consumer, Non-cyclical - 3.9%
Abbott Laboratories
3.875%, 11/30/2024	250,000	279,299
AstraZeneca PLC
0.748% (3 Month LIBOR USD + 0.620%), 09/15/2022 (a)(e)	2,000,000	2,010,599
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	125,000	133,030
Church & Dwight Co., Inc.
2.450%, 09/21/2025	300,000	306,184
Cigna Corp.
1.074% (3 Month LIBOR USD + 0.890%), 03/01/2025 (a)	2,000,000	2,027,447
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	77,018
Diageo Investment Corp.
8.000%, 09/15/2022	391,000	427,109
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	71,352
Gilead Sciences, Inc.
3.500%, 11/15/2022	300,000	325,365
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,740
2.450%, 11/25/2040	400,000	403,892
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	53,934
PayPal Holdings, Inc.
1.350%, 06/01/2023	300,000	305,419
2.200%, 07/26/2023	300,000	307,242
PepsiCo, Inc.
3.600%, 08/23/2021	100,000	107,533
Procter & Gamble Co.
2.300%, 02/06/2022	60,000	60,771
Reckitt Benckiser Treasury Services PLC
0.694% (3 Month LIBOR USD + 0.560%), 05/15/2023 (Acquired 02/15/2018, Cost $3,770,377) (a)(b)(d)(e)	3,775,000	3,794,206
UnitedHealth Group, Inc.
3.500%, 05/15/2025	260,000	280,115
		11,031,255

Energy - 0.9%
Baker Hughes Co-Obligor, Inc.
2.773%, 08/01/2022	300,000	310,013
BP Capital Markets America, Inc.
3.790%, 12/15/2022	350,000	377,736
3.796%, 03/05/2024	250,000	277,190
3.224%, 10/24/2024	300,000	320,002
3.216%, 04/01/2025	300,000	317,757
2.750%, 06/09/2025	100,000	104,181
Chevron Corp.
3.900%, 06/27/2022	50,000	52,531
3.191%, 07/15/2023	250,000	274,440
Columbia Pipeline Group, Inc.
4.500%, 06/24/2023	300,000	337,175
EOG Resources, Inc.
2.625%, 12/15/2025	100,000	103,259
MidAmerican Energy Holdings
3.750%, 11/15/2023	250,000	267,241
		2,741,525
Financial - 71.4%
American Express Co.
0.829% (3 Month LIBOR USD + 0.700%), 03/15/2023 (a)	1,391,000	1,398,706
0.786% (3 Month LIBOR USD + 0.610%), 02/15/2024 (a)	6,990,000	7,019,044
AvalonBay Communities, Inc.
2.950%, 04/11/2022	300,000	307,627
4.200%, 12/15/2023	250,000	270,016
Banco Santander SA
1.240% (3 Month LIBOR USD + 1.090%), 04/01/2022 (a)(e)	9,750,000	9,870,808
1.748% (3 Month LIBOR USD + 1.560%), 04/12/2023 (a)(e)	3,800,000	3,839,967
1.308% (3 Month LIBOR USD + 1.120%), 10/30/2023 (a)(e)	2,900,000	2,940,415
Bank of America Corp.
1.366% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	5,400,000	5,418,984
1.176% (3 Month LIBOR USD + 1.000%), 01/20/2023 (a)	1,000,000	1,007,322
1.348% (3 Month LIBOR USD + 1.160%), 02/23/2023 (a)	850,000	855,038
0.757% (SOFR + 0.730%), 10/10/2023 (a)	2,200,000	2,218,084
0.921% (3 Month LIBOR USD + 0.790%), 09/15/2025 (a)	1,850,000	1,867,428
Bank of Montreal
0.755% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)(e)	3,300,000	3,325,919
Canadian Imperial Bank of Commerce
0.838% (3 Month LIBOR USD + 0.720%), 12/10/2021 (a)(e)	4,496,000	4,526,471
Capital One Financial Corp.
1.336% (3 Month LIBOR USD + 1.150%), 05/10/2023 (a)	4,583,000	4,624,170
0.906% (3 Month LIBOR USD + 0.720%), 05/13/2025 (a)	5,291,000	5,321,096
Citigroup, Inc.
1.198% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,018,747
1.126% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	4,800,000	4,838,373
1.565% (3 Month LIBOR USD + 1.430%), 09/01/2023 (a)	2,000,000	2,028,468
1.256% (3 Month LIBOR USD + 1.100%), 02/06/2024 (a)	900,000	914,410
1.366% (3 Month LIBOR USD + 1.190%), 11/15/2024 (a)	1,570,000	1,571,657
Credit Suisse Group AG
1.359% (3 Month LIBOR USD + 1.240%), 04/15/2024 (Acquired 06/06/2018 through 06/07/2018, Cost $1,008,892) (a)(b)(d)(e)	1,000,000	1,015,766
1.319% (3 Month LIBOR USD + 1.200%), 06/01/2025 (Acquired 09/11/2017, Cost $8,344,298) (a)(b)(d)(e)	8,300,000	8,389,962
ERP Operating LP
4.625%, 04/15/2024	75,000	75,671
3.000%, 06/12/2024	300,000	312,068
Federal Realty Investment Trust
2.750%, 06/01/2023	150,000	155,426
3.950%, 02/25/2042	217,000	232,830
Goldman Sachs Group, Inc.
1.735% (3 Month LIBOR USD + 1.600%), 02/01/2025 (a)	4,800,000	4,954,150
1.181% (3 Month LIBOR USD + 1.050%), 06/15/2025 (a)	6,689,000	6,741,895
1.176% (3 Month LIBOR USD + 1.000%), 04/25/2027 (a)	2,449,000	2,468,582
0.900% (3 Month LIBOR USD + 0.750%), 11/01/2049 (a)	300,000	302,779
HSBC Holdings PLC
1.155% (3 Month LIBOR USD + 1.000%), 04/16/2042 (a)(e)	6,010,000	6,091,256
M&T Bank Corp.
0.856% (3 Month LIBOR USD + 0.680%), 02/12/2024 (a)	6,000,000	6,064,254
MetLife, Inc.
3.000%, 05/13/2022	100,000	107,511
4.368%, 09/15/2023	250,000	270,707
3.600%, 03/20/2037	125,000	138,340
Mitsubishi UFJ Financial Group, Inc.
1.036% (3 Month LIBOR USD + 0.860%), 09/13/2021 (a)(e)	1,000,000	1,013,824
1.179% (3 Month LIBOR USD + 1.060%), 05/15/2024 (a)(e)	2,000,000	2,004,018
0.871% (3 Month LIBOR USD + 0.740%), 11/13/2025 (a)(e)	4,432,000	4,472,074
Mizuho Financial Group, Inc.
1.024% (3 Month LIBOR USD + 0.840%), 08/08/2021 (a)(e)	1,000,000	1,006,463
1.259% (3 Month LIBOR USD + 1.140%), 09/13/2021 (a)(e)	4,000,000	4,008,549
0.921% (3 Month LIBOR USD + 0.790%), 03/02/2023 (a)(e)	7,420,000	7,490,714
1.075% (3 Month LIBOR USD + 0.940%), 01/25/2039 (a)(e)	5,400,000	5,431,629
Morgan Stanley
1.114% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	5,420,000	5,422,818
1.576% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	2,000,000	2,032,908
1.382% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	6,529,000	6,650,435
Northern Trust Corp.
3.375%, 06/05/2023	25,000	25,112
PNC Bank NA
0.634% (3 Month LIBOR USD + 0.450%), 12/01/2031 (a)	1,000,000	1,000,259
Principal Financial Group, Inc.
3.125%, 05/15/2022	250,000	262,126
Public Storage
2.370%, 04/01/2024	180,000	184,091
Realty Income Corp.
4.650%, 03/01/2022	125,000	134,483
3.875%, 07/15/2024	146,000	158,624
3.875%, 04/15/2025	150,000	165,690
Royal Bank of Canada
0.906% (3 Month LIBOR USD + 0.730%), 07/22/2022 (a)(e)	5,355,000	5,377,849
0.596% (SOFR + 0.570%), 08/15/2023 (a)(e)	3,000,000	3,005,061
Simon Property Group LP
3.500%, 09/26/2022	100,000	109,497
3.375%, 03/05/2023	250,000	269,086
2.000%, 03/15/2023	150,000	155,464
2.350%, 10/01/2024	300,000	302,060
2.625%, 09/01/2025	300,000	305,047
3.750%, 03/15/2026	250,000	268,109
Sumitomo Mitsui Financial Group, Inc.
1.296% (3 Month LIBOR USD + 1.110%), 06/24/2022 (a)(e)	6,013,000	6,015,342
1.050% (3 Month LIBOR USD + 0.860%), 08/01/2023 (a)(e)	2,200,000	2,227,854
1.330% (3 Month LIBOR USD + 1.140%), 09/01/2023 (a)(e)	2,000,000	2,006,736
0.930% (3 Month LIBOR USD + 0.740%), 04/01/2024 (a)(e)	1,980,000	1,997,539
The Bank of New York Mellon Corp.
1.236% (3 Month LIBOR USD + 1.050%), 03/01/2023 (a)	9,036,000	9,154,368
The Bank of Nova Scotia
0.771% (3 Month LIBOR USD + 0.640%), 09/10/2024 (a)(e)	4,700,000	4,719,693
Truist Bank
0.766% (3 Month LIBOR USD + 0.590%), 09/13/2024 (a)	6,700,000	6,703,943
Truist Financial Corp.
0.446% (SOFR + 0.400%), 10/19/2021 (a)	3,500,000	3,507,362
0.795% (3 Month LIBOR USD + 0.650%), 10/31/2023 (a)	3,600,000	3,614,629
UBS Group AG
1.106% (3 Month LIBOR USD + 0.950%), 09/15/2021 (Acquired 10/05/2017, Cost $1,511,704) (a)(b)(e)	1,500,000	1,513,470
Wells Fargo & Co.
2.100%, 07/26/2021	110,000	110,141
1.416% (3 Month LIBOR USD + 1.230%), 08/31/2024 (a)	925,000	938,228
		200,269,242

Industrial - 1.2%
ABB Finance USA, Inc.
2.875%, 09/01/2022	250,000	255,563
Burlington Northern Santa Fe LLC
7.000%, 03/07/2022	215,000	270,515
3.000%, 01/30/2023	100,000	107,791
Caterpillar Financial Services Corp.
2.150%, 11/08/2024	300,000	314,667
2.850%, 02/01/2025	300,000	307,557
Caterpillar, Inc.
3.400%, 04/14/2024	60,000	64,431
General Dynamics Corp.
2.250%, 12/25/2039	60,000	61,347
General Electric Co.
4.000% (3 Month LIBOR USD + 2.280%), 08/15/2034 (a)	1,234,000	1,126,025
Honeywell International, Inc.
1.850%, 11/01/2021	60,000	60,254
John Deere Capital Corp.
2.650%, 01/06/2022	50,000	50,633
2.800%, 01/27/2023	60,000	62,411
0.400%, 03/01/2024	300,000	300,408
The Boeing Co.
2.500%, 04/24/2023	100,000	103,716
2.800%, 11/28/2023	120,000	124,071
2.850%, 10/30/2024	100,000	105,337
		3,314,726
Technology - 0.8%
Apple, Inc.
2.150%, 07/15/2021	155,000	156,869
3.200%, 09/15/2021	150,000	163,720
3.000%, 06/10/2022	250,000	265,402
2.400%, 05/03/2023	60,000	62,290
Intel Corp.
3.300%, 10/01/2021	33,000	33,257
3.100%, 07/29/2022	50,000	51,585
International Business Machines Corp.
3.000%, 02/23/2023	250,000	266,543
2.850%, 08/01/2023	300,000	306,932
3.625%, 05/18/2024	100,000	107,794
7.000%, 10/30/2025	150,000	188,250
3.375%, 09/16/2040	150,000	159,354
Microsoft Corp.
1.550%, 05/16/2039	225,000	225,054
Oracle Corp.
2.500%, 02/28/2022	300,000	304,677
Texas Instruments, Inc.
1.850%, 02/01/2024	60,000	60,805
		2,352,532
Utilities - 2.2%
Alabama Power Co.
2.450%, 03/30/2022	300,000	304,401
Baltimore Gas and Electric Co.
3.350%, 07/01/2023	300,000	315,248
Berkshire Hathaway Energy Co.
3.500%, 02/09/2022	200,000	216,147
Duke Energy Progress LLC
2.800%, 05/15/2022	70,000	71,120
3.250%, 08/15/2025	100,000	109,034
Entergy Arkansas LLC
3.050%, 06/01/2023	250,000	260,431
3.700%, 06/01/2024	300,000	324,251
Entergy Louisiana LLC
5.400%, 11/01/2024	100,000	114,781
Louisville Gas and Electric Co.
3.300%, 10/01/2025	150,000	162,666
Northern States Power Co.
2.150%, 07/26/2023	300,000	303,454
PacifiCorp
3.600%, 07/16/2023	210,000	225,317
PECO Energy Co.
3.150%, 10/15/2025	428,000	463,875
Potomac Electric Power Co.
3.600%, 08/15/2022	140,000	150,085
Public Service Co of Colorado.
2.500%, 12/05/2021	400,000	410,281
Public Service Electric and Gas Co.
0.950%, 03/01/2024	175,000	187,810
3.000%, 05/15/2025	300,000	299,059
San Diego Gas & Electric Co.
3.600%, 08/15/2021	30,000	30,098
3.000%, 02/01/2022	250,000	263,858
Southern California Edison Co.
2.400%, 02/01/2022	300,000	302,577
3.400%, 09/15/2022	50,000	52,692
1.100%, 06/01/2023	300,000	302,150
3.500%, 03/15/2024	300,000	347,908
Virginia Electric and Power Co.
3.450%, 10/31/2021	300,000	308,439
2.750%, 07/31/2022	300,000	310,465
Wisconsin Public Service Corp.
3.350%, 11/21/2021	200,000	202,361
		6,038,508
TOTAL CORPORATE BONDS AND NOTES (Cost $235,655,434)		236,943,691

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
Federal Home Loan Mortgage Corporation REMICS - 0.8%
Series 2097, Class PZ
6.000%, 11/01/2021	140,086	157,518
Series 2091, Class PG
6.000%, 12/15/2021	217,820	245,374
Series 4171, Class NG
2.000%, 05/01/2023	156,515	160,136
Series 3970, Class HB
3.000%, 01/15/2024	200,000	210,592
Series 2682, Class LD
4.500%, 05/25/2025	35,759	40,308
Series 4266, Class BG
2.500%, 11/15/2025	58,918	61,078
Series 2989, Class TG
5.000%, 01/15/2026	8,940	9,458
Series 4002, Class LB
2.000%, 07/15/2026	128,245	131,311
Series 4363, Class EJ
4.000%, 03/15/2027	59,455	63,610
Series 4203, Class DM
3.000%, 01/25/2028	91,589	96,953
Series 3990, Class UB
2.500%, 03/25/2029	71	71
Series 2526, Class FI
1.073% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	30,100	30,801
Series 4453, Class DA
3.500%, 04/15/2033	109,404	115,119
Series 3917, Class AB
1.750%, 04/25/2033	26,508	26,857
Series 2933, Class HD
5.500%, 05/15/2033	5,418	6,101
Series 2759, Class TC
4.500%, 03/15/2034	184,365	205,443
Series 3002, Class YD
4.500%, 07/25/2035	3,771	3,976
Series 2881, Class AE
5.000%, 08/25/2035	1,711	1,747
Series 3843, Class GH
3.750%, 10/15/2039	8,066	8,276
Series 4309, Class JD
2.000%, 07/15/2040	21,270	21,905
Series 3928, Class HC
2.500%, 08/15/2040	14,390	14,560
Series 4045, Class HC
2.000%, 07/15/2041	23,769	24,278
Series 4472, Class MA
3.000%, 09/15/2041	103,235	110,639
Series 4020, Class PA
2.750%, 12/25/2042	37,271	38,664
Series 3890, Class BA
2.500%, 02/25/2043	29,482	29,884
Series 3775, Class EM
3.500%, 03/25/2043	23,197	24,316
Series 3786, Class NA
4.500%, 05/01/2047	23,336	24,802
Series 4305, Class A
3.500%, 06/15/2048	11,681	11,769
Series 4949, Class PM
2.500%, 02/25/2050	282,593	293,451
		2,168,997
Federal National Mortgage Assocation REMICS - 1.0%
Series 2012-134, Class VP
3.000%, 01/05/2022	116,504	121,323
Series 2012-148, Class BQ
1.250%, 01/30/2023	88,372	89,866
Series 2012-102, Class HA
2.000%, 04/01/2023	78,353	80,308
Series 2010-68, Class EP
4.500%, 07/15/2025	30,939	32,391
Series 2006-57, Class AD
5.750%, 04/15/2026	13,718	14,416
Series 2011-110, Class CY
3.500%, 11/25/2026	300,323	315,290
Series 2013-72, Class HG
3.000%, 12/01/2026	169,729	179,741
Series 2005-68, Class PG
5.500%, 12/15/2026	12,343	14,058
Series 2012-101, Class AB
1.500%, 06/25/2027	76,301	77,792
Series 2012-66, Class HE
1.500%, 06/25/2027	29,476	29,926
Series 2013-14, QD
1.500%, 11/15/2028	38,308	38,382
Series 2012-38, Class PA
2.000%, 11/15/2028	34,679	35,631
Series 2013-124, Class BD
2.500%, 12/25/2028	77,648	80,324
Series 2012-139, Class JA
3.500%, 04/01/2030	260,243	284,635
Series 2002-56, Class PE
6.000%, 09/25/2032	75,354	87,431
Series 2005-40, Class YG
5.000%, 11/15/2033	8,107	8,539
Series 2005-83, Class LA
5.500%, 12/25/2033	6,421	7,236
Series 2011-9, Class LH
3.500%, 04/25/2034	135,535	139,846
Series 2007-27, Class MQ
5.500%, 02/15/2035	2,953	3,220
Series 2005-48, Class AU
5.500%, 06/25/2035	59,978	67,458
Series 2009-47, Class PA
4.500%, 07/25/2035	488	495
Series 2010-123, Class BP
4.500%, 10/25/2035	99,393	111,134
Series 2014-19, Class HA
2.000%, 06/25/2040	61,290	62,581
Series 2004-60, Class AB
5.500%, 11/15/2040	253,401	263,916
Series 2012-49, Class QJ
1.750%, 12/25/2040	57,238	57,878
Series 2012-31, Class NP
2.000%, 04/25/2041	30,328	30,861
Series 2013-6, Class LD
2.000%, 09/25/2041	53,384	55,167
Series 2013-18, Class PA
2.000%, 11/25/2041	132,356	136,373
Series 2012-90, Class DA
1.500%, 03/25/2042	58,458	58,677
Series 2005-64, Class PL
5.500%, 06/15/2042	14,115	15,928
Series 2014-8, Class DA
4.000%, 10/25/2042	63,917	67,348
Series 2003-127, Class EG
6.000%, 10/15/2043	102,321	118,677
Series 2005-62, Class CQ
4.750%, 05/15/2045	9	9
Series 2016-60, Class Q
1.750%, 09/25/2046	117,379	121,214
Series 2017-77, Class BA
2.000%, 10/25/2047	92,737	95,227
		2,903,298
Government National Mortgage Association REMICS - 0.2%
Series 2007-11, Class PE
5.500%, 07/24/2023	9,687	10,823
Series 2010-58, Class YJ
3.000%, 11/29/2023	8,676	8,693
Series 2013-88, Class WA
5.010%, 06/20/2030 (a)	26,170	27,604
Series 2012-48 MA
2.500%, 10/01/2039	66,426	70,623
Series 2013-64, Class LP
1.500%, 08/20/2041	179,371	183,293
Series 2013-56, Class AP
2.000%, 11/16/2041	95,189	98,789
Series 2012-106, Class MA
2.000%, 11/20/2041	118,155	122,037
Series 2010-112, Class NG
2.250%, 12/29/2049	113,123	117,890
		639,752
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,449,707)		5,712,047

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%
Federal Home Loan Mortgage Corp. - 0.2%
3.000%, 06/12/2022, Gold Pool #ZT1361	316,839	337,998
5.500%, 03/15/2023, Gold Pool #G13145	2,129	2,186
4.000%, 10/10/2023, Gold Pool #J14494	13,127	13,996
4.500%, 12/14/2023, Gold Pool #C91295	6,059	6,584
5.500%, 05/17/2024, Gold Pool #G12454	106	106
3.000%, 10/15/2025, Gold Pool #J17508	45,450	47,854
4.000%, 06/01/2026, Gold Pool #J15974	4,701	5,004
4.500%, 06/01/2029, Gold Pool #C91251	5,535	5,960
4.500%, 12/01/2029, Gold Pool #C91281	11,545	12,545
		432,233
Federal National Mortgage Association - 0.6%
2.000%, 04/15/2023	300,000	302,952
5.500%, 01/01/2024, Pool #AD0471	272	274
5.000%, 12/01/2025, Pool #256045	8,257	9,048
5.000%, 02/01/2026, Pool #254762	1,845	2,018
5.500%, 05/01/2028, Pool #257204	8,617	9,619
4.000%, 08/01/2029, Pool #MA0142	9,642	10,287
2.000%, 03/01/2036, Pool #BP3785	421,006	434,724
5.000%, 06/25/2036, Pool #AC3237	27,526	31,561
5.500%, 04/01/2037, Pool #AD0249	13,385	15,439
3.000%, 07/25/2039, Pool #FM2104	329,861	350,360
3.000%, 06/01/2046, Pool #FM5719	480,565	513,648
		1,679,930
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,102,482)		2,112,163

U.S. TREASURY OBLIGATIONS - 6.9%
U.S. Treasury Notes - 6.9%
2.625%, 07/15/2021	1,100,000	1,101,099
2.250%, 08/15/2021	500,000	500,916
2.000%, 08/31/2021	500,000	501,624
1.500%, 09/30/2021	300,000	306,129
2.000%, 11/15/2021	300,000	302,162
1.500%, 11/30/2021	600,000	603,598
2.000%, 12/31/2021	500,000	504,817
1.250%, 01/11/2022	2,809,000	2,867,045
2.125%, 01/31/2022	400,000	418,859
2.750%, 02/28/2022	500,000	502,787
2.750%, 06/15/2022	500,000	541,680
1.750%, 06/30/2022	400,000	406,583
2.125%, 08/02/2022	800,000	844,938
1.500%, 08/31/2022	200,000	206,406
1.125%, 09/08/2022	500,000	501,350
1.875%, 09/30/2022	200,000	204,359
1.375%, 10/15/2022	300,000	304,793
1.375%, 11/15/2022	500,000	503,843
2.000%, 11/30/2022	500,000	513,027
2.125%, 12/31/2022	500,000	514,629
1.875%, 07/19/2023	500,000	510,215
2.000%, 07/31/2023	720,000	752,091
2.750%, 10/01/2023	500,000	501,684
1.750%, 12/31/2023	700,000	707,844
2.250%, 03/31/2024	400,000	418,938
2.000%, 04/17/2024	500,000	510,313
2.750%, 04/30/2024	500,000	540,859
1.375%, 01/31/2025	575,000	590,902
2.000%, 02/15/2025	500,000	525,078
1.500%, 06/30/2025	600,000	602,884
2.875%, 07/31/2025	500,000	543,691
1.250%, 08/31/2025	200,000	204,758
2.250%, 11/15/2025	520,000	553,373
2.625%, 01/31/2026	200,000	216,391
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,340,006)		19,329,665

	Shares	Value
SHORT-TERM INVESTMENT - 5.7%
MONEY MARKET FUND - 5.7%
First American Government Obligations Fund - Class X, 0.03% (c)	15,955,356	15,955,356
TOTAL SHORT-TERM INVESTMENTS (Cost $15,955,356) - 5.7%		15,955,356
TOTAL INVESTMENTS (Cost $278,502,985) - 99.8%		280,052,922
Other Assets in Excess of Liabilities - 0.2%		443,224
TOTAL NET ASSETS - 100.0%		$280,496,146

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
LIBOR - London Inter-bank Offered Rate
SOFR- Secured Overnight Financing Rate
(a)	Variable or Floating Rate Security. The rate shown represents the rate at June 30, 2021.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund's 7-day yield as of June 30, 2021.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2021, the market value of these securities total $13,199,934 which represents 4.7% of total net assets.
(e)	U.S. traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at June 30, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which, as of June 30, 2021, is comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2021:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$236,943,691	$-	$236,943,691
Collateralized Mortgage Obligations	-	5,712,047	-	5,712,047
U.S. Government Agency Obligations	-	2,112,163	-	2,112,163
U.S. Treasury Obligations	-	19,329,665	-	19,329,665
Short-Term Investments	15,955,356	-	-	15,955,356
Total Investments in Securities	$15,955,356	$264,097,566	$-	$280,052,922

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.